UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name:      CAK Capital Management, Inc.
                                  d/b/a/ Knott Capital Management
                       Address:   224 Valley Creek Blvd.
                                  Suite 100
                                  Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

                       Name:     June G. Scanlon
                       Title:    Chief Compliance Officer
                       Phone:    (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ June G. Scanlon                Exton, PA                   October 10, 2007
-----------------------------      ----------------------      -----------------
     June G. Scanlon               City, State                 Date


                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total:   $664,890 (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

FORM 13-F 9/30/07
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106    32045   327793 SH       SOLE                   327793
                                                               364     3720 SH       OTHER                    3720
Automatic Data Processing Inc. COM              053015103    25618   557772 SH       SOLE                   557772
                                                               311     6780 SH       OTHER                    6780
BP PLC ADS                     COM              055622104    15294   220535 SH       SOLE                   220535
                                                               231     3335 SH       OTHER                    3335
Barr Laboratories Inc          COM              068306109    15820   277980 SH       SOLE                   277980
                                                               193     3385 SH       OTHER                    3385
Bristol-Myers Squibb           COM              110122108     1686    58500 SH       OTHER                   58500
CVS Corp                       COM              126650100    32626   823276 SH       SOLE                   823276
                                                               462    11660 SH       OTHER                   11660
Colgate-Palmolive              COM              194162103    29206   409500 SH       SOLE                   409500
                                                               309     4330 SH       OTHER                    4330
ConocoPhillips                 COM              20825C104      369     4200 SH       SOLE                     4200
Diageo                         COM              25243Q205    31680   361103 SH       SOLE                   361103
                                                               657     7485 SH       OTHER                    7485
Genentech Inc.                 COM              368710406    26700   342220 SH       SOLE                   342220
                                                               360     4615 SH       OTHER                    4615
General Dynamics               COM              369550108    23372   276685 SH       SOLE                   276685
                                                               350     4145 SH       OTHER                    4145
Gilead Sciences Inc.           COM              375558103    16326   399465 SH       SOLE                   399465
                                                               206     5050 SH       OTHER                    5050
Hartford Financial Services    COM              416515104    23060   249163 SH       SOLE                   249163
                                                               230     2485 SH       OTHER                    2485
IBM Corp                       COM              459200101    29917   253967 SH       SOLE                   253967
                                                               524     4445 SH       OTHER                    4445
L-3 Communications             COM              502424104    25960   254161 SH       SOLE                   254161
                                                               384     3760 SH       OTHER                    3760
Microsoft Corporation          COM              594918104    26235   890537 SH       SOLE                   890537
                                                               455    15445 SH       OTHER                   15445
Novartis                       COM              66987V109    24157   439542 SH       SOLE                   439542
                                                               339     6175 SH       OTHER                    6175
Omnicom Group Inc.             COM              681919106    35612   740525 SH       SOLE                   740525
                                                               425     8835 SH       OTHER                    8835
Oneok Partners, L.P.           COM              68268N103      208     3500 SH       OTHER                    3500
Oracle Corporation             COM              68389X105    31330  1447116 SH       SOLE                  1447116
                                                               368    16975 SH       OTHER                   16975
PepsiCo Inc.                   COM              713448108    33143   452408 SH       SOLE                   452408
                                                               407     5555 SH       OTHER                    5555
Praxair Inc.                   COM              74005P104    16138   192665 SH       SOLE                   192665
                                                               194     2315 SH       OTHER                    2315
Principal Financial Group      COM              74251V102    19957   316328 SH       SOLE                   316328
                                                               194     3080 SH       OTHER                    3080
Teva Pharmaceutical            COM              881624209    29878   671877 SH       SOLE                   671877
                                                               426     9590 SH       OTHER                    9590
Textron Inc.                   COM              883203101    36494   586633 SH       SOLE                   586633
                                                              1048    16840 SH       OTHER                   16840
UnitedHealth Group             COM              91324P102    25610   528811 SH       SOLE                   528811
                                                               369     7620 SH       OTHER                    7620
Walgreen Company               COM              931422109    15756   333530 SH       SOLE                   333530
                                                              2710    57375 SH       OTHER                   57375
Western Union                  COM              959802109    25662  1223731 SH       SOLE                  1223731
                                                               276    13185 SH       OTHER                   13185
Windstream Corporation         COM              97381W104      141    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     3096    69500 SH       OTHER                   69500